Note 18 - Commitments (Details) - Future Minimum Lease Payments For All Noncancelable Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Lease Payments For All Noncancelable Operating Leases [Abstract]
2014	$ 1,968
2015	980
2016	238
Total minimum lease payments	$ 3,186